Quarterly Report
May 31, 2022
MFS®  Government
Securities Fund
MFG-Q1

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.1%
Asset-Backed & Securitized – 5.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.034%, 11/15/2054 (i)	$22,059,148	$1,455,286
ACREC 2021-FL1 Ltd., “AS”, FLR, 2.435% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	7,778,000	7,507,228
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.375% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,789,704
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 2.274% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	6,638,000	6,566,502
AREIT 2022-CRE6 Trust, “AS”, FLR, 2.115% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	7,155,500	7,052,633
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	21,296,341	1,753,703
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.633%, 2/15/2054 (i)	13,912,766	1,441,164
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.275%, 2/15/2054 (i)	43,931,970	3,385,986
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	26,352,014	1,835,576
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	38,179,171	2,138,717
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.27%, 7/15/2054 (i)	33,760,876	2,745,431
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.288%, 8/15/2054 (i)	40,377,807	3,327,579
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.047%, 9/15/2054 (i)	45,541,980	2,940,386
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 2.074% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	3,712,000	3,597,574
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 2.355% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,700,500	4,557,892
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.175% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,568,164
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,253,527	1,200,725
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.871%, 12/15/2072 (i)(n)	23,447,754	1,189,354
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.331%, 2/15/2054 (i)	33,744,206	2,880,308
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	19,051,116	946,972
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.051%, 6/15/2064 (i)	13,375,005	901,545
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,001,734
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	4,942,277
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,265,035
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	507,808	508,026
KREF 2018-FT1 Ltd., “AS”, FLR, 2.187% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	759,000	725,834
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,207,266
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 2.525% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	10,000,000	9,580,050
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,575,870
MF1 2021-FL5 Ltd., “AS”, FLR, 2.11% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,766,474
MF1 2021-FL5 Ltd., “B”, FLR, 2.36% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,808,234
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.833%, 12/15/2051 (i)	24,346,193	1,005,184
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.298%, 5/15/2054 (i)	16,808,900	1,346,142
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.234%, 6/15/2054 (i)	20,681,719	1,503,290
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.104%, 10/15/2054 (i)	80,985,554	5,563,035
PFP III 2021-7 Ltd., “AS”, FLR, 2.025% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,441,728	5,307,835
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 2.206% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	4,099,468	3,921,934
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 2.506% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	1,261,500	1,220,134
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.948%, 1/15/2052 (i)(n)	13,736,580	690,798
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.553%, 8/15/2054 (i)	20,907,261	2,106,689
		$133,828,270
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,828,420
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,886,136
		$4,714,556
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,879,513
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$458,000	$456,992
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	497,809
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	540,430
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	650,007
		$2,145,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$4,139,000	$4,444,585
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	2,092,279
		$6,536,864
Mortgage-Backed – 47.8%
Fannie Mae, 2.152%, 1/25/2023	$1,286,732	$1,285,581
Fannie Mae, 2.41%, 5/01/2023	1,339,084	1,337,467
Fannie Mae, 2.55%, 5/01/2023	1,151,152	1,150,573
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	9,625,659	10,346,322
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	8,304,146	8,811,702
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	20,180,973	21,010,146
Fannie Mae, 2.57%, 12/25/2026	3,796,793	3,711,543
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	40,620,292	41,535,061
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	24,715,067	24,528,660
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,983,874	3,836,258
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,633,425	166,073
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	730,140	783,445
Fannie Mae, 2.99%, 5/01/2032	4,401,043	4,253,549
Fannie Mae, 3.17%, 5/01/2032	8,681,941	8,432,258
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	2,121,840	2,287,416
Fannie Mae, 3%, 2/25/2033 (i)	1,737,388	170,209
Fannie Mae, 3.5%, 4/01/2038 - 12/01/2047	27,763,452	27,734,834
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,928,241	1,857,901
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	5,647,650	5,427,430
Fannie Mae, 2.75%, 9/25/2042	1,857,197	1,826,870
Fannie Mae, 3.42%, 6/01/2052	5,506,905	5,476,369
Fannie Mae, UMBS, 1.5%, 2/01/2042	547,663	477,772
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	127,858,170	114,427,300
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 5/01/2052	96,204,920	89,040,642
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,418,300	1,532,430
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	3,247,907	3,201,207
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	15,752,379	15,089,331
Fannie Mae, UMBS, 4%, 5/01/2052	3,370,857	3,395,215
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	3,511,316	3,658,944
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	9,186,757	9,744,537
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	23,448,562	23,118,110
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,222,408	1,329,782
Freddie Mac, 3.06%, 7/25/2023	871,000	876,515
Freddie Mac, 3.531%, 7/25/2023	240,000	242,047
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,636,032
Freddie Mac, 0.895%, 4/25/2024 (i)	42,988,031	596,201
Freddie Mac, 0.602%, 7/25/2024 (i)	57,653,295	471,523
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,722,042
Freddie Mac, 3.064%, 8/25/2024	5,998,892	6,006,268
Freddie Mac, 2.67%, 12/25/2024	10,948,000	10,847,981
Freddie Mac, 3.062%, 12/25/2024	325,000	324,976
Freddie Mac, 2.811%, 1/25/2025	7,552,822	7,509,032
Freddie Mac, 3.329%, 5/25/2025	16,621,000	16,724,054
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,130,540
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,043,972	3,114,567
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,643,014
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	35,464,294	35,426,229
Freddie Mac, 1.367%, 3/25/2027 (i)	5,583,000	324,670
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,207,273
Freddie Mac, 0.576%, 7/25/2027 (i)	105,270,543	2,682,651
Freddie Mac, 0.429%, 8/25/2027 (i)	82,493,298	1,619,690
Freddie Mac, 0.291%, 1/25/2028 (i)	150,595,707	2,371,220
Freddie Mac, 0.304%, 1/25/2028 (i)	61,994,421	1,006,647
Freddie Mac, 0.135%, 2/25/2028 (i)	175,928,509	1,460,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.5%, 3/15/2028	$588,221	$587,192
Freddie Mac, 0.12%, 4/25/2028 (i)	113,341,638	876,494
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	27,350,372	26,620,426
Freddie Mac, 1.09%, 7/25/2029 (i)	19,357,541	1,259,822
Freddie Mac, 1.143%, 8/25/2029 (i)	33,815,613	2,289,892
Freddie Mac, 1.798%, 4/25/2030 (i)	14,430,646	1,722,886
Freddie Mac, 1.868%, 4/25/2030 (i)	20,077,463	2,466,601
Freddie Mac, 1.663%, 5/25/2030 (i)	12,033,779	1,346,261
Freddie Mac, 1.797%, 5/25/2030 (i)	26,880,424	3,239,341
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	4,196,805	4,510,787
Freddie Mac, 1.342%, 6/25/2030 (i)	11,124,134	1,006,446
Freddie Mac, 1.6%, 8/25/2030 (i)	10,235,210	1,125,884
Freddie Mac, 1.17%, 9/25/2030 (i)	6,568,138	538,426
Freddie Mac, 1.081%, 11/25/2030 (i)	13,158,725	1,014,150
Freddie Mac, 0.33%, 1/25/2031 (i)	50,203,164	1,138,417
Freddie Mac, 0.781%, 1/25/2031 (i)	19,512,958	1,120,799
Freddie Mac, 0.936%, 1/25/2031 (i)	14,681,587	990,548
Freddie Mac, 0.517%, 3/25/2031 (i)	40,324,231	1,463,306
Freddie Mac, 0.732%, 3/25/2031 (i)	17,260,719	937,949
Freddie Mac, 1.225%, 5/25/2031 (i)	7,120,528	644,304
Freddie Mac, 0.938%, 7/25/2031 (i)	11,674,001	832,733
Freddie Mac, 0.508%, 8/25/2031 (i)	14,902,539	579,125
Freddie Mac, 0.536%, 9/25/2031 (i)	50,149,699	2,016,570
Freddie Mac, 0.855%, 9/25/2031 (i)	14,983,637	991,632
Freddie Mac, 0.349%, 11/25/2031 (i)	73,361,326	2,195,118
Freddie Mac, 0.497%, 12/25/2031 (i)	73,957,916	2,949,826
Freddie Mac, 0.567%, 12/25/2031 (i)	12,187,459	541,247
Freddie Mac, 3%, 8/25/2032 (i)	5,889,022	5,621,551
Freddie Mac, 5.5%, 2/15/2036 (i)	420,147	72,313
Freddie Mac, 2%, 8/15/2036	2,187,902	2,178,880
Freddie Mac, 6.5%, 5/01/2037	167,690	181,563
Freddie Mac, 4.5%, 12/15/2040 (i)	143,653	13,288
Freddie Mac, 1.75%, 8/15/2041	1,487,787	1,427,682
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 5/01/2052	21,580,198	19,927,864
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	31,930,796	28,587,779
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	3,418,190	3,390,386
Freddie Mac, UMBS, 3%, 2/01/2050 - 1/01/2052	8,160,805	7,810,721
Freddie Mac, UMBS, 4%, 5/01/2052	4,975,000	5,026,211
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	1,986,159	2,141,471
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	5,310,948	5,568,960
Ginnie Mae, 5.69%, 8/20/2034	1,485,041	1,583,394
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	2,759,198	2,823,652
Ginnie Mae, 3.5%, 10/20/2041 (i)	626,922	40,582
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	8,588,881	8,692,787
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	28,452,631	26,774,455
Ginnie Mae, 4%, 8/16/2042 (i)	746,339	111,866
Ginnie Mae, 3%, 2/20/2043 - 2/20/2052	21,253,058	20,651,521
Ginnie Mae, 2.25%, 9/20/2043	1,109,014	1,101,397
Ginnie Mae, 2%, 1/20/2052	9,478,933	8,632,749
Ginnie Mae, 0.586%, 2/16/2059 (i)	2,631,776	102,352
Ginnie Mae, TBA, 3%, 6/15/2052	27,750,000	26,767,910
Ginnie Mae, TBA, 3.5%, 6/15/2052	47,517,230	47,071,756
Ginnie Mae, TBA, 4%, 6/15/2052 - 8/15/2052	35,026,247	35,195,747
Ginnie Mae, TBA, 4.5%, 8/15/2052	10,800,000	10,959,469
UMBS, TBA, 2%, 6/16/2037 - 7/14/2052	100,675,000	92,336,667
UMBS, TBA, 2.5%, 6/16/2037 - 7/14/2052	81,525,000	75,424,292
UMBS, TBA, 3%, 6/13/2052	31,875,000	30,352,222
UMBS, TBA, 3.5%, 6/13/2052	24,425,000	23,928,867
UMBS, TBA, 4%, 6/13/2052	100,000	99,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 7/25/2052	$4,800,000	$4,937,250
		$1,115,472,267
Municipals – 1.7%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$1,355,000	$1,336,463
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	492,000	483,922
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	956,407
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	706,739
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	4,150,000	3,665,513
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	445,000	425,476
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	2,051,456
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,780,287	1,670,994
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	14,792,000	14,558,886
New York Transportation Development Corp., Special Facilities Taxable Rev., Taxable (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	770,000	766,087
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,773,753
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,680,000	1,558,934
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,259,990
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,900,000	1,827,013
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,452,799
		$38,494,432
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.98%, 11/01/2023	$22,062	$22,240
Small Business Administration, 4.89%, 12/01/2023	97,020	97,357
Small Business Administration, 4.77%, 4/01/2024	89,954	90,291
Small Business Administration, 5.52%, 6/01/2024	57,428	57,869
Small Business Administration, 4.99%, 9/01/2024	93,592	93,478
Small Business Administration, 4.86%, 10/01/2024	51,701	51,828
Small Business Administration, 4.86%, 1/01/2025	113,064	113,452
Small Business Administration, 5.11%, 4/01/2025	76,494	76,895
Small Business Administration, 2.21%, 2/01/2033	968,681	918,059
Small Business Administration, 2.22%, 3/01/2033	1,425,814	1,350,654
Small Business Administration, 3.15%, 7/01/2033	1,358,973	1,330,625
Small Business Administration, 3.16%, 8/01/2033	550,561	546,575
Small Business Administration, 3.62%, 9/01/2033	570,989	575,110
		$5,324,433
U.S. Treasury Obligations – 41.0%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,514,089
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	6,598,145
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,132,787
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,698,193
U.S. Treasury Bonds, 1.625%, 5/15/2031	41,833,000	37,783,696
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,444,978
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	14,201,149
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	9,446,054
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	25,608,753
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	84,628,989
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	24,336,086
U.S. Treasury Bonds, 1.875%, 11/15/2051	12,000,200	9,142,652
U.S. Treasury Notes, 1.5%, 9/15/2022	35,000,000	35,019,141
U.S. Treasury Notes, 0.125%, 9/30/2022	49,534,000	49,332,768
U.S. Treasury Notes, 0.125%, 2/28/2023	51,824,200	51,133,886
U.S. Treasury Notes, 2.5%, 3/31/2023	131,000,000	131,547,539
U.S. Treasury Notes, 0.125%, 5/31/2023	33,455,000	32,787,207
U.S. Treasury Notes, 0.125%, 6/30/2023	18,346,500	17,943,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	$136,673,000	$137,094,765
U.S. Treasury Notes, 0.375%, 10/31/2023	13,343,200	12,986,686
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	20,787,336
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	35,587,977
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	50,114,050
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	53,805,825
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	28,805,274
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,898,018
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	27,080,167
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,946,121
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	10,022,130
U.S. Treasury Notes, 1.875%, 2/15/2032	17,094,300	15,667,994
		$956,095,475
Total Bonds		$2,264,491,048
Investment Companies (h) – 18.2%
Money Market Funds – 18.2%
MFS Institutional Money Market Portfolio, 0.64% (v)	423,775,060	$423,775,060

Other Assets, Less Liabilities – (15.3)%		(356,598,667)
Net Assets – 100.0%		$2,331,667,441
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $423,775,060 and $2,264,491,048, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $89,548,761, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 5/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	336	$70,930,125	September – 2022	$125,904
U.S. Treasury Note 5 yr	Short	USD	1,048	118,374,875	September – 2022	422,030
U.S. Treasury Ultra Note 10 yr	Short	USD	28	3,597,562	September – 2022	25,866
						$573,800

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	231	$32,210,062	September – 2022	$(307,651)
U.S. Treasury Note 10 yr	Long	USD	1,606	191,841,719	September – 2022	(1,308,613)
U.S. Treasury Ultra Bond	Long	USD	500	77,875,000	September – 2022	(1,573,978)
						$(3,190,242)
At May 31, 2022, the fund had liquid securities with an aggregate value of $6,288,371 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$961,419,908	$—	$961,419,908
Municipal Bonds	—	38,494,432	—	38,494,432
U.S. Corporate Bonds	—	15,276,171	—	15,276,171
Residential Mortgage-Backed Securities	—	1,115,472,267	—	1,115,472,267
Commercial Mortgage-Backed Securities	—	94,097,393	—	94,097,393
Asset-Backed Securities (including CDOs)	—	39,730,877	—	39,730,877
Mutual Funds	423,775,060	—	—	423,775,060
Total	$423,775,060	$2,264,491,048	$—	$2,688,266,108
Other Financial Instruments
Futures Contracts – Assets	$573,800	$—	$—	$573,800
Futures Contracts – Liabilities	(3,190,242)	—	—	(3,190,242)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$677,447,936	$637,199,240	$890,872,116	$—	$—	$423,775,060
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$334,494	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.